Commitments (Tables)	12 Months Ended
Jun. 30, 2021
Commitments
Summary of capital commitments outstanding not provided for in the financial statements

	As at June 30,
	2020	2021
	RMB’000	RMB’000
Contracted purchase of software	13,531	5,182
Contracted purchase of property	—	101,779
Contracted purchase of property improvements	—	21,679
	13,531	128,640